Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2021
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.     Notes to the consolidated statements of income

a)      Revenue

The Company has recognized the following revenue in the consolidated statements of income for the years ended December 31, 2021, 2020 and 2019:

Revenue

in € THOUS

	2021			2020			2019
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total

Health care services	13,479,438	396,844	13,876,282	13,810,589	303,810	14,114,399	13,623,319	248,900	13,872,219
Health care products	3,623,951	118,452	3,742,403	3,639,995	104,669	3,744,664	3,478,817	125,519	3,604,336

Total	17,103,389	515,296	17,618,685	17,450,584	408,479	17,859,063	17,102,136	374,419	17,476,555

For further information on the revenue attributable to the Company’s operating segments, see note 26.

The Company has recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2021 and 2020:

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS

	2021	2020

Trade accounts receivables from unrelated parties	3,309,353	3,084,311
Contract liabilities	428,034	876,051

Impairment loss in the amount of €43,968, €27,541 and €41,982 for the years ended December 31, 2021, 2020 and 2019, respectively, related to receivables arising from contracts with customers.

The change in the contract liabilities balance during the period results primarily from advance payments received under the Centers for Medicare and Medicaid Services’ (“CMS”) Accelerated and Advance Payment program which are recorded as contract liabilities upon receipt and recognized as revenue when the respective services are provided.

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities.”

At December 31, 2021, revenue recognized that was included in the contract liabilities balance at the beginning of the period was €527,066 (2020: €17,790).

At December 31, 2021, performance obligations of €1,428,897 (2020: €1,916,558) are unsatisfied (or partially unsatisfied).

Expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter are as follows:

Unsatisfied performance obligations

in € THOUS

	2021	2020

1 year	686,505	856,206
1 - 3 years	383,682	683,293
3 - 5 years	256,922	272,549
5 - 10 years	101,788	104,510
Total	1,428,897	1,916,558

b)    Selling, general and administrative expenses

Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to production or research and development. Furthermore, general and administrative expenses included realized and unrealized foreign exchange gains and losses.

In addition, the Company has recognized, among others, the following general and administrative expenses for the years ended December 31, 2021, 2020 and 2019:

Notable general and administrative expenses

in € THOUS

	2021	2020	2019
Impairment Loss in the Latin America Segment	—	194,468	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	(44,300)	(39,540)	(60,471)
Reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic (see note 4 h))	(8,716)	(27,414)	—
Net (gain) loss from changes in the fair value of investments, mainly related to equity investments	66,151	(20,938)	(97,375)
(Gain) loss from right-of-use assets	(4,975)	(12,867)	—
Net (gain) loss from the sale of investments and divestitures	(4,054)	(41,938)	(28,720)
Net (gain) loss related to variable payments outstanding for acquisitions mainly due to revaluation	(6,716)	(1,996)	(41,537)
Impairment loss on property, plant and equipment, intangible assets and right-of-use assets	36,554	2,758	37,520
(Gain) loss from the settlement of pension plans (see note 16)	(374)	(331)	(4,754)
Net (gain) loss from the sale of fixed and intangible assets	(21,141)	17,358	28,911

In 2021, general and administrative expenses included costs for restructuring activities related to the Company’s transformation of its operating structure and steps to achieve cost savings (“FME25 Program”) in the amount of €62,862, mainly for the impairment of right-of-use assets and consulting expense.

In 2019, general and administrative expenses also included costs for restructuring activities related to the Company’s cost optimization program in the amount of €91,689, mainly for the impairment of right-of-use assets, the sale of fixed assets as well as severance payments.

c)    Research and development expenses

Research and development expenses of €220,782 (2020: €193,774 and 2019: €168,028) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €6,437 (2020: €5,024 and 2019: €3,052).

d) Cost of materials

The cost of materials for the year ended December 31, 2021, 2020 and 2019 consisted of the following:

Cost of materials

in € THOUS

	2021	2020	2019

Cost of raw materials, supplies and purchased components	3,622,169	3,668,053	3,725,247
Cost of purchased services	240,699	236,302	228,483
Cost of materials	3,862,868	3,904,355	3,953,730

e) Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €6,962,118, €7,067,407 and €6,799,358 for the years ended December 31, 2021, 2020 and 2019, respectively. Personnel expenses consisted of the following:

Personnel expenses

in € THOUS

	2021	2020	2019

Wages and salaries	5,618,236	5,753,795	5,448,662
Social security contributions and cost of retirement benefits and social assistance	1,343,882	1,313,612	1,350,696
thereof retirement benefits	189,176	181,347	174,009
Personnel expenses	6,962,118	7,067,407	6,799,358

The Company employed the following personnel on a full-time equivalents basis, on average, for the following years:

Employees by function

	2021	2020	2019

Production and Services	105,379	106,797	103,896
Administration	12,571	12,525	11,634
Sales and Marketing	4,601	3,972	3,253
Research and Development	1,192	1,198	1,050
Total employees	123,743	124,492	119,833

f) Net interest

Net interest in the amount of €280,429 (2020: €368,019 and 2019: €429,444) included interest expense of €353,599 (2020: €409,978 and 2019: €491,061) and interest income of €73,170 (2020: €41,959 and 2019: €61,617). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds, loans and credit facilities (see note 13 and note 14), lease liabilities and lease liabilities from related parties (see note 5 b) and note 21) as well as interest expense related to uncertain tax treatments. In 2021, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, interest on lease receivables and overdue receivables and income related to royalty receivables. In 2020, interest income primarily results from interest on overdue receivables, valuation of derivatives and lease receivables. In 2019, interest income primarily results from the valuation of the derivatives embedded in the equity-neutral convertible bonds (“Convertible Bonds”), as well as interest on overdue receivables and lease receivables.

g)     Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes

in € THOUS

	2021	2020	2019

Germany	81,246	160,866	101,734
United States	1,090,797	1,487,931	1,149,149
Other	399,818	287,593	589,231
Total	1,571,861	1,936,390	1,840,114

Income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

Income tax expense (benefit)

in € THOUS

	2021	2020	2019
Current
Germany	(11,675)	17,879	(59,928)
United States	181,714	242,062	168,503
Other	115,535	129,512	228,773
	285,574	389,453	337,348
Deferred
Germany	18,404	27,844	48,313
United States	47,018	95,444	57,352
Other	1,837	(12,183)	(41,399)
	67,259	111,105	64,266
Total	352,833	500,558	401,614

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.14%, for the fiscal year ended December 31, 2021 and 30.21% for 2020 and 2019, respectively.

Reconciliation of income taxes

in € THOUS

	2021	2020	2019

Expected corporate income tax expense	473,759	584,983	555,898
Tax free income	(41,566)	(51,231)	(65,889)
Income from equity method investees	(26,722)	(28,510)	(23,683)
Tax rate differentials	(40,604)	(71,755)	(58,386)
Non-deductible expenses(1)	50,682	106,437	44,283
Taxes for prior years	(38,502)	(2,748)	(5,454)
Noncontrolling partnership interests	(65,489)	(70,300)	(60,724)
Tax rate changes	3,543	4,221	2,743
Change in realizability of deferred tax assets and tax credits	20,736	12,627	8,519
Withholding taxes	5,912	4,858	13,083
Other	11,084	11,976	(8,776)
Income tax expense	352,833	500,558	401,614

Effective tax rate	22.4%	25.9%	21.8%

(1)	Non-deductible tax expenses for the year ended December 31, 2020 included €58,749 related to the Impairment Loss in the Latin America Segment discussed above.

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2021 and 2020, are presented below:

Deferred income tax assets and liabilities

in € THOUS

	2021	2020
Deferred tax assets
Trade accounts receivable	21,407	16,243
Inventories	73,078	73,087
Intangible assets	5,587	4,817
Property, plant and equipment and other non-current assets	83,946	78,545
Lease Liabilities	904,265	853,352
Provisions and other liabilities	197,765	187,406
Pension liabilities	168,278	148,808
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	97,287	111,861
Derivatives	4,211	11,447
Compensation expense related to stock options	1,763	3,064
Other	40,562	41,598
Total deferred tax assets	1,598,149	1,530,228

Deferred tax liabilities
Trade accounts receivable	47,378	38,753
Inventories	3,808	3,066
Intangible assets	834,190	759,146
Property, plant and equipment and other non-current assets	276,922	228,609
Right-of-use assets	818,314	780,321
Provisions and other liabilities	15,423	13,204
Derivatives	700	1,508
Other	154,506	140,355
Total deferred tax liabilities	2,151,241	1,964,962
Net deferred tax liabilities	(553,092)	(434,734)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities

in € THOUS

	2021	2020

Deferred tax assets	315,360	351,152
Deferred tax liabilities	868,452	785,886
Net deferred tax liabilities	(553,092)	(434,734)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro and the acquisition and disposal of entities as part of ordinary activities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards

in € THOUS

For the year ended December 31, 2021		For the year ended December 31, 2020
2022	14,422	2021	14,918
2023	13,972	2022	10,324
2024	21,400	2023	14,163
2025	40,610	2024	29,173
2026	59,632	2025	46,365
2027	25,465	2026	5,840
2028	5,826	2027	7,590
2029	4,484	2028	5,275
2030	2,520	2029	10,585
2031 and thereafter	47,494	2030 and thereafter	166,111
Without expiration date	291,848	Without expiration date	195,637
Total	527,673	Total	505,981

Included in the balance of net operating loss carryforwards at December 31, 2021 are €282,275 (2020: €218,710) not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2021.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2021, the Company provided for €8,759 (2020: €7,353) of deferred tax liabilities associated with earnings that are likely to be distributed in the following year(s). Provision has not been made for additional taxes on €9,563,193 (2020: €8,747,019) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

h) Impacts of COVID-19

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company received government grants in various regions in which it operates in the amount of €72,531 and €251,662 for the year ended December 31, 2021 and December 31, 2020, respectively. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

The remaining amounts of U.S. government grants received recorded in deferred income was $62,176 (€54,897) and $22,473 (€18,314) at December 31, 2021 and December 31, 2020, respectively (see note 12). In 2020, the Company also recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program within current provisions and other current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $442,568 (€390,754) and $1,046,025 (€852,437) as of December 31, 2021 and December 31, 2020, respectively.

For further information regarding government grants, see note 1 y).